EATON VANCE INCOME FUND OF BOSTON
Supplement to Prospectus dated March 1, 2014 as revised July 1, 2014

The following changes are effective November 3, 2014:

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries”:

Portfolio Managers.  The Portfolio is managed by:

Michael Weilheimer, lead portfolio manager and Vice President of BMR, who has managed or co-managed the Portfolio since its inception in 2001; and

Stephen Concannon, Vice President of BMR, who has co-managed the Portfolio since November 2014.

2.  The following replaces the third paragraph in “Boston Income Portfolio.” under “Management and Organization”:

Michael Weilheimer (lead portfolio manager) and Stephen Concannon co-manage the Portfolio.  Mr. Weilheimer managed Income Fund of Boston from January 1, 1996 to inception of the Portfolio.  Mr. Weilheimer manages or co-manages other Eaton Vance funds and portfolios, and has been a Vice President of Eaton Vance and BMR for more than five years.  Mr. Concannon co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

October 14, 2014	16518 10.14.14

EATON VANCE INCOME FUND OF BOSTON
Supplement to Summary Prospectus dated March 1, 2014 as revised July 1, 2014

The following change is effective November 3, 2014:

The following replaces “Portfolio Manager.” under “Management”:

Portfolio Managers.  The Portfolio is managed by:

Michael Weilheimer, lead portfolio manager and Vice President of BMR, who has managed or co-managed the Portfolio since its inception in 2001; and

Stephen Concannon, Vice President of BMR, who has co-managed the Portfolio since November 2014.

October 14, 2014	16519 10.14.14

EATON VANCE INCOME FUND OF BOSTON

Supplement to Statement of Additional Information

dated March 1, 2014 as revised July 1, 2014

The following changes are effective November 3, 2014:

1.  The following is added to the first paragraph and the first table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The following table shows, as of September 30, 2014, the number of accounts Mr. Concannon managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen Concannon
Registered Investment Companies	2	$1,657.5	0	$0
Other Pooled Investment Vehicles	1	$ 163.7	0	$0
Other Accounts	0	$ 0	0	$0

(1) As of September 30, 2014.  Mr. Concannon became a portfolio manager effective November 3, 2014.
(2) This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

2.  The following is added to the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Income Fund of Boston	Dollar Range of Equity Securities Owned in the Fund*	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds**
Stephen Concannon	$1 - $10,000	$100,001 - $500,000
* As of September 30, 2014. Mr. Concannon became a portfolio manager effective November 3, 2014. ** As of December 31, 2013.

October 14, 2014